Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible debt
The following is a summary of the Company’s convertible notes payable and its fair values as of December 31, 2023 and 2024.

				Fair Value
	Principal amount	Unamortized debt issuance costs	Net carrying amount	Amount	Leveling
	RMB	RMB	RMB	RMB
As of December 31, 2023	461,494	(5,793)	455,701	396,884	Level 3
As of December 31, 2024	474,455	(3,845)	470,610	481,754	Level 3